UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    03/31/2004

Check here if Amendment [ ]; Amendment Number:_____
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:        Lawson Kroeker Investment Management, Inc.
Address:     8805 Indian Hills Drive, Suite 250
             Omaha, NE  68114

Form 13F File Number: 028-05512

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Kenneth W. Kroeker
Title:  President
Phone:  (402) 392-2606

Signature, Place, and Date of Signing:

/s/ Kenneth W. Kroeker             Omaha, NE                      4/23/2004
----------------------             --------------------           ------------
[Signature]                        [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if all no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                Name
28-__________________               __________________________________
28-__________________               __________________________________
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   65

Form 13F Information Table Value Total:   $144,203


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F-file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    NONE

                        Lawson Kroeker Investment Management, Inc.
                                      FORM 13F
                                   March 31, 2004


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER         VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS    SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ----------- -------- -------- --------
LEVEL 3 COMMUNICATIONS INC CON CNV              52729NAS9     1870  3130000 PRN      SOLE                 2145000            985000
LEVEL 3 COMMUNICATIONS INC CON CNV              52729NAG5     1452  2380000 PRN      SOLE                 1730000            650000
ABBOTT LABS                    COM              002824100     2209    53755 SH       SOLE                   53605               150
AGERE CLASS B COMMON STOCK     COM              00845V209       54    17192 SH       SOLE                    6610             10582
ALLIED CAPITAL CORP            COM              01903Q108     3654   120650 SH       SOLE                   96650             24000
AMERICAN INTERNATIONAL GROUP   COM              026874107      306     4289 SH       SOLE                    4289
AMN HEALTHCARE SERVICES, INC.  COM              001744101      260    14178 SH       SOLE                   14178
AMSOUTH BANCORP                COM              032165102      866    36830 SH       SOLE                   36830
ANADARKO PETROLEUM CORP        COM              032511107     1611    31069 SH       SOLE                   31069
AVERY DENNISON CORP            COM              053611109     4060    65256 SH       SOLE                   44756             20500
BB&T Corp                      COM              054937107      604    17100 SH       SOLE                   17100
BERKSHIRE HATHAWAY INC         COM              084670108     2612       28 SH       SOLE                      16                12
BERKSHIRE HATHAWAY INC CL B    COM              084670207      781      251 SH       SOLE                     251
BURLINGTON RES INC             COM              122014103     6243    98110 SH       SOLE                   67285             30825
CATO CORP                      COM              149205106     4289   213590 SH       SOLE                  166165             47425
CHEVRONTEXACO CORP             COM              166764100     4656    53046 SH       SOLE                   33196             19850
CHICAGO BRIDGE & IRON          COM              167250109     7196   258585 SH       SOLE                  173735             84850
CHOLESTECH CORP                COM              170393102      849    96515 SH       SOLE                   60615             35900
COLGATE PALMOLIVE CO           COM              194162103      639    11600 SH       SOLE                   11225               375
CONAGRA INC                    COM              205887102      380    14104 SH       SOLE                   14104
CORNING INC                    COM              219350105     3344   299101 SH       SOLE                  165901            133200
EXPRESS SCRIPTS INC CLASS A    COM              302182100     1211    16240 SH       SOLE                   16240
EXXON MOBIL CORP               COM              30231G102      396     9526 SH       SOLE                    9526
FEDERAL HOME LN MTG CORP       COM              313400301      203     3445 SH       SOLE                    3445
FIDELITY NATIONAL FINANCIAL    COM              316326107     6437   162549 SH       SOLE                  126786             35764
FORDING CANADIAN COAL TRUST    COM              345425102     3626    89875 SH       SOLE                   89875
FPL GROUP                      COM              302571104     1155    17275 SH       SOLE                   17275
FREEPORT MCMORAN COPPER & GOLD COM              35671D857     2297    58750 SH       SOLE                   40275             18475
GENERAL ELECTRIC CO            COM              369604103      266     8700 SH       SOLE                    8700
GPE BRUX LAMBERT               COM              7097328       2203    36870 SH       SOLE                   36420               450
HANOVER COMPRESSOR             COM              410768105      124    10250 SH       SOLE                   10050               200
HILLENBRAND INDUSTRIES INC     COM              431573104     1498    22060 SH       SOLE                   22060
HONEYWELL INTERNATIONAL INC    COM              438516106      284     8400 SH       SOLE                    8400
HOUSTON EXPLORATION COMPANY    COM              442120101     5655   126435 SH       SOLE                   85610             40825
INCO LTD                       COM              453258402     4498   129900 SH       SOLE                   88575             41325
KANSAS CITY SOUTHERN INDUSTRIE COM              485170302     3352   241175 SH       SOLE                  166150             75025
KAYDON CORP                    COM              486587108     1248    45350 SH       SOLE                   45350
LABORATORY CORP OF AMERICA     COM              50540R409     5456   139005 SH       SOLE                  106005             33000
LEVEL 3 COMMUNICATIONS         COM              52729N100      988   246975 SH       SOLE                  125875            121100
LIBERTY MEDIA CO               COM              530718105     2735   249812 SH       SOLE                  170012             79800
LINCOLN ELECTRIC HOLDINGS, INC COM              533900106     5505   195550 SH       SOLE                  154325             41225
NATIONAL FUEL GAS COMPANY      COM              636180101      216     8800 SH       SOLE                    8800
NATIONWIDE FINANCIAL SERVICES  COM              638612101     1934    53660 SH       SOLE                   22885             30775
NDC HEALTH                     COM              639480102     3558   131050 SH       SOLE                   86975             44075
NEWMONT MNG CORP               COM              651639106     7143   153195 SH       SOLE                  101895             51300
NISOURCE INC.                  COM              65473P105      303    14245 SH       SOLE                   14245
PEABODY ENERGY CORP            COM              704549104     1529    32875 SH       SOLE                   12750             20125
PENGROWTH ENERGY TRUST         COM              706902103     3253   237425 SH       SOLE                  155275             82150
PERFORMANCE FOOD GROUP         COM              713755106     3930   114412 SH       SOLE                   85612             28800
PFIZER, INC.                   COM              717081103     5262   150128 SH       SOLE                  127113             23015
PLUM CREEK TIMBER              COM              729251108     6633   204205 SH       SOLE                  158030             46175
RENAL CARE GROUP               COM              759930100      258     5630 SH       SOLE                    5630
REYNOLDS & REYNOLDS CO         COM              761695105      260     9150 SH       SOLE                    9150
ROYAL DUTCH PETE CO NY REG SH  COM              780257804      836    17575 SH       SOLE                   17575
SENSE TECHNOLOGIES INC         COM              816923106        1    10000 SH       SOLE                   10000
SENSIENT TECHNOLOGIES CORP     COM              81725T100      825    44205 SH       SOLE                   44205
SITEL CORP                     COM              82980K107       63    25265 SH       SOLE                   25265
SUNGARD DATA SYSTEMS           COM              867363103      808    29500 SH       SOLE                   29500
UNION PACIFIC CORP             COM              907818108      215     3600 SH       SOLE                    3600
UNOCAL CORP                    COM              915289102     1621    43470 SH       SOLE                   43470
VIACOM, INC. - CLASS B         COM              925524308     4670   119095 SH       SOLE                   88616             30479
VULCAN MATERIALS               COM              929160109     1390    29308 SH       SOLE                   22808              6500
WYETH                          COM              983024100      413    11000 SH       SOLE                   10800               200
iShares MSCI JAPAN INDEX FUND  COM              464286848     1969   181150 SH       SOLE                  178100              3050
FRANKLIN CUST INCOME SER B                      353496755       37 15420.561SH       SOLE               15420.561
TOTAL                                                      144,203 10377754.561
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